Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Depreciation [Abstract]
Depreciation for the period	$ (23,417)	$ (17,151)	$ (12,721)
Total fixed assets	434,545	426,467
Vessels [Member]
Cost [Abstract]
Beginning balance	488,049	307,870
Additions	71,224	197,306
Vessel contributed to United Maritime Corporation	(17,948)	0
Transfer to "Assets held for Sale"	(29,809)	0
Disposals	0	(17,127)
Ending balance	511,516	488,049	307,870
Accumulated Depreciation [Abstract]
Beginning balance	(61,987)	(51,133)
Depreciation for the period	(23,294)	(17,076)
Vessel contributed to United Maritime Corporation	5,046	0
Transfer to "Asset held for Sale"	2,852	0
Disposals	0	6,222
Ending balance	(77,383)	(61,987)	$ (51,133)
Total fixed assets	$ 434,133	$ 426,062